Fair Value of Financial Instruments 10Q	6 Months Ended
Jun. 30, 2011
Accounting Policies
Fair Value of Financial Instruments, Policy [Policy Text Block]

NOTE 10.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, we primarily use prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). We also consider the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2011:

	Level 1	Level 2	Level 3	Total

Financial Assets:
Cash and cash equivalents, including restricted cash	$24,769,573	$—	$—	$24,769,573

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$1,625,552	$1,625,552

Conversion Element of Promissory Notes	$—	$—	$13,108,276	$13,108,276

Put option derivative liability	$—	$—	$118,476	$118,476

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2011 and 2010:

		Conversion
	Warrant	Element of	Put Option
	Derivatives	Promissory Notes	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$2,435,050
Issuances	—	11,495,163	—	11,495,163
Changes in fair value included in other income and expenses	(299,607)	1,613,113	(75,612)	1,237,894
Settlements	(315,803)	—	—	(315,803)
Balance at June 30, 2011	$1,625,552	$13,108,276	$118,476	$14,852,304

Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2011	$353,832	$(1,613,113)	$75,612	$(1,183,669)

		Conversion
	Warrant	Element of	Put Option
	Derivatives	Promissory Notes	Derivatives	Total

Balance at January 1, 2010	$2,778,191	$—	$—	$2,778,191
Issuances	17,915	—	—	17,915
Changes in fair value included in other income and expenses	(1,680,476)	—	—	(1,680,476)
Settlements	—	—	—	—
Balance at June 30, 2010	$1,115,630	$—	$—	$1,115,630

Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2010	$1,680,476	$—	$—	$1,680,476

Assumptions used in evaluating the warrant derivative liabilities, the conversion element of the promissory notes and the put option derivative liabilities are discussed in Notes 8, 4 and 5, respectively.